Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of common stock based on the relative fair value of net proceeds
Annual dividend yield	—
Expected life (years)	2.0
Risk-free interest rate	0.92%
Expected volatility	180.03%

Schedule of warrants outstanding and exercisable
	Warrants	Weighted Average Exercise Price RMB	Weighted Average Exercise Price USD
Warrants outstanding, as of December 31, 2021	4,469,334	57.6	8.6
Issued	—	—	—
Exercised	—	—	—
Expired	—	—	—
Warrants outstanding, as of June 30, 2022	4,469,334	57.6	8.6
Warrants exercisable, as of June 30, 2022	4,469,334	57.6	8.6